UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [   ]; Amendment Number:  _________
         This Amendment (check only one): [   ]  is a restatement.
                                          [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Avenue International Advisors, LLC
Address:     535 Madison Avenue, 15th Floor
             New York, NY 10022

Form 13F File Number:     028-10796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Marc Lasry
Title:       Managing Member of Avenue International Advisors, LLC
Phone:       (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry                 New York, New York              November 15, 2004
----------------------
     [Signature]                  [City, State]                      [Date]

Report Type:

         [ ]      13F HOLDINGS REPORT

         [X]      13F NOTICE

         [ ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number       Name
028-10797                  Marc Lasry